CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Cash flows from operating activities
Net loss	(7,451,510)	(4,509,616)	(18,830,869)	$ (1,230,902)
Adjustments to reconcile net loss to net cash flows provided by (used in) operating activities [abstract]
Depreciation of property and equipment	1,897,003	1,956,728	1,996,264	313,363
Amortization of intangible assets	3,653,180	6,924,374	11,206,919	603,462
Impairment of intangible assets			4,135,194
Amortization of discount on convertible notes payable			6,431,872
Amortization of deferred loan costs			474,399
Gain on extinguishment of debt			(382,889)
Gains on derivative liabilities		(3,168)	(347,565)
Investment income			(6,461,170)
Loss on disposal of property and equipment	9,008	6,959	88,148	1,488
Allowance for doubtful accounts	1,874,355	2,290,370	2,832,646	309,621
Provision for loss in inventory and work in process	5,561,134	2,602,925	4,184,469	918,634
Compensation expenses for options and restricted shares awarded to employees, directors and senior managements	1,462,882	5,784,391	5,308,608	241,651
Deferred income taxes	(619,250)	(8,892,940)	(2,691,481)	(102,293)
Foreign exchange gain (loss)	35,280	5,329	(141,638)	5,828
Non-controlling interest			(511,423)
Changes in assets and liabilities
Trade receivables	(3,305,936)	(7,568,236)	(9,051,744)	(546,102)
Refundable value added tax	2,953,447	1,950,214	(4,295,257)	487,875
Advances to employees	(82,747)	383,432	720,142	(13,669)
Advances to suppliers		57,340	1,703,355
Other receivables	662,879	508,497	3,163,605	109,500
Prepaid expenses	(102,745)	330,617	(794,600)	(16,972)
Inventory and work in process	(6,161,784)	6,098,833	(16,554,487)	(1,017,854)
Trade payables	(5,549,585)	5,048,244	6,036,907	(916,726)
Other payables	1,461,460	4,395,121	1,533,607	241,416
Accrued expenses	(2,959,076)	10,732,163	(1,392,446)	(488,805)
Taxes payable	(520,905)	11,923,172	(2,345,297)	(86,047)
Advances from customers	6,551,079	(2,134,102)	7,465,494	1,082,161
Net cash provided by (used in) operating activities	(631,831)	37,890,647	(6,519,237)	(104,371)
Cash flows from investing activities
Purchases of property and equipment	(1,052,469)	(2,117,218)	(1,425,678)	(173,855)
Payments for intangible assets	(15,038,783)	(11,949,602)	(8,220,522)	(2,484,230)
Cash received from disposal of property and equipment	5,650	240	3,000	933
Disposal of investments			5,895,999
Net cash used in investing activities	(16,085,602)	(14,066,580)	(3,747,201)	(2,657,152)
Cash flows from financing activities
Cash paid for the redemption of convertible notes			(6,329,300)
Cash paid for ordinary shares repurchase		(1,602,451)
Net cash used in financing activities		(1,602,451)	(6,329,300)
Effect of exchange rate changes on cash and cash equivalents	(35,280)	(5,329)	(14,362)	(5,828)
Net increase (decrease) in cash and cash equivalents	(16,752,713)	22,216,287	(16,610,100)	(2,767,351)
Cash and cash equivalents at beginning of year	79,373,365	57,157,078	73,767,178	13,111,546
Cash and cash equivalents at end of year	62,620,652	79,373,365	57,157,078	10,344,195
Supplemental cash flow information
Interest paid			482,048
Income tax paid	3,796,612	1,571,915	3,758,088	$ 627,156